LONG-TERM DEBT AND OTHER DEBTS - Schedule of Senior Secured Non-Convertible Debentures Issued as Part of the 2023 Debenture Financing (Details)		12 Months Ended
	Jul. 19, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 19, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from the 2023 Debentures Financing		$ 142,920,845	$ 0
Finance costs		(17,892,444)	(955,422)
Borrowings		224,942,365	$ 110,673,348
2023 Debenture Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from the 2023 Debentures Financing	$ 142,920,845
Financing fees	6,235,509
Finance costs	2,405,659
Borrowings	30,342,059	25,034,073
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	43,662,941
Financing fees	$ 1,919,701
Borrowings, interest rate (as a percent)	0.75%			0.75%
Default threshold amount for payment acceleration	$ 15,000,000
Borrowings	$ 41,743,240	44,656,323
Effective interest rate (as a percent)	21.02%			21.02%
Issuance of shares though "at-the-market" equity program (in shares) | shares	258,155
Conversion Option on Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 30,342,059
Non-Convertible Debentures and July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	68,915,845			$ 90,900,000
Non Convertible Debentures, July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	24,767,843
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	44,148,002
Financing fees	$ 1,910,149
Borrowings, interest rate (as a percent)	11.00%			11.00%
Borrowings maturity, term (in years)	30 days
Default threshold amount for payment acceleration	$ 15,000,000
Borrowings	$ 42,237,853	$ 44,532,212
Effective interest rate (as a percent)	22.54%			22.54%
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 74,005,000
Borrowings, interest rate (as a percent)	13.00%			13.00%